INTEREST AND OTHER INCOME	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Interest and Other Income	INTEREST AND OTHER INCOME

$ million
	2021	2020	2019
Interest income	511	679	899
Dividend income (from investments in equity securities)	91	22	23
Net gains on sale and revaluation of non-current assets and businesses	5,995	286	2,519
Net foreign exchange gains/(losses) on financing activities	118	(391)	5
Other	341	273	179
Total	7,056	869	3,625
In 2021, net gains on sale of non-current assets and businesses arose mainly in respect of gains on the sale of Integrated Gas assets in Australia and Norway, and Upstream assets in the USA and Nigeria.
In 2021 and 2020, "Other" income mainly related to amounts recognised in respect of sublease income from partners in joint operations.
In 2019, net gains on sale of non-current assets and businesses arose mainly in respect of gains on the sale of Integrated Gas assets in Australia, Upstream assets in the USA and Denmark, as well as Oil Products assets in Saudi Arabia and China.